Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt [Abstract]
Schedule of debt outstanding
As of December 31, 2021	(in thousands)
	Unpaid Principal	Short- term	Long- term	Unamortized Issuance Costs	Net Carrying Value
2021 Cox Convertible Promissory Note	$15,000	$—	$15,000	$—	$15,000
2021 Convertible Promissory Notes	675	—	675	—	675
2020 Secured Convertible Promissory Note	55,000	—	55,000	(358)	54,642
2020 Convertible Promissory Notes	2,525	2,025	500	—	2,525
2020 PPP Loan	1,123	1,123	—	—	1,123
Other loans	37	—	37	—	37
Total principal amount outstanding	$74,360	$3,148	$71,212	$(358)	$74,002